UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-1530

Name of Registrant: VANGUARD EXPLORER FUND

Address of Registrant: P.O. BOX 2600, VALLEY FORGE, PA 19482

Name and address of agent for service: R. GREGORY BARTON
                                       P.O. BOX 876
                                       VALLEY FORGE, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2002 - October 31, 2003

ITEM 1: Reports to Shareholders

VANGUARD(R) EXPLORER(TM)FUND
October 31, 2003

Annual Report
[Cover Art]

THE VANGUARD GROUP (R)

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. As things change--and in the financial markets you can be certain only of change--an investment manager's job is to evaluate new information and make adjustments, if necessary. Of course, the risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).
--------------------------------------------------------------------------------
CONTENTS

1 LETTER FROM THE CHAIRMAN
6 FUND PROFILE
7 GLOSSARY OF INVESTMENT TERMS
8 PERFORMANCE SUMMARY
10 YOUR FUND'S AFTER-TAX RETURNS
11 ABOUT YOUR FUND'S EXPENSES
12 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SUMMARY

* The Investor Shares of Vanguard Explorer Fund posted a 2003 fiscal-year return of 41.7%, outpacing the average peer fund but lagging the benchmark index.

* Small-capitalization stocks led the charge in a broad stock market recovery.

*    While,  as  a  group,  the  fund's  technology  stocks  contributed  almost one-third of the fund's total return, they lagged the performance of the benchmark's tech sector.
--------------------------------------------------------------------------------

Want less clutter in your mailbox? Just register with Vanguard.com and opt to get fund reports online.

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

During the stock market's remarkable recovery from last year's bear market lows, small-capitalization stocks made the largest gains. In this environment, the Investor Shares of Vanguard Explorer Fund earned 41.7% for the fiscal year ended October 31, 2003.

[PICTURES OF JOHN J. BRENNAN]

--------------------------------------------------------------------------------
2003 TOTAL RETURNS                                             FISCAL YEAR ENDED
                                                                      OCTOBER 31
--------------------------------------------------------------------------------
VANGUARD EXPLORER FUND
  Investor Shares                                                          41.7%
  Admiral Shares                                                           41.9
Russell 2500 Growth Index                                                  44.8
Average Small-Cap Growth Fund*                                             40.4
Wilshire 5000 Index                                                        24.4
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

That stellar result was well above the return of the broad U.S. stock market and slightly higher than that of the average competing fund. However, Explorer lagged the Russell 2500 Growth Index, the fund's "best fit" benchmark, by about 3 percentage points during the 12-month period, in part because of its advisors' subpar stock selections in a few sectors.

The adjacent table shows the total returns (capital changes plus reinvested distributions) for the fund's Investor and Admiral Shares, for the fund's comparative measures, and for the broad U.S. stock market, as measured by the Wilshire 5000 Total Market Index. The table on page 5 provides a breakdown of the components of your fund's total returns. If you own the Explorer Fund in a taxable account, see page 10 for a report on the fund's after-tax returns.

STOCKS STAGED A REMARKABLE TURNAROUND
Weak economic data and the prospect of war with Iraq helped depress U.S. stock prices early in the fiscal year, but the outbreak of fighting in mid-March had a cathartic effect. The U.S. military's quick advance, combined with rosier reports on the nation's economy and corporate

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
--------------------------------------------------------------------------------

earnings,  helped  launch  a surprisingly strong and sustained rally.

For the full 12 months, the broad U.S. market, as measured by the Wilshire 5000 Index, returned 24.4%. Gains were substantially similar overall for growth and value stocks (i.e., stocks that sport a premium price for their earnings growth potential versus those with bargain-basement price tags relative to earnings, book value, or other measures), but there was a wide divide between stocks of small and large companies. The 43.4% return of the small-cap Russell 2000 Index was nearly double the result of the large- and mid-cap Russell 1000 Index. The gains were equally impressive overseas, particularly in emerging markets and the Pacific Rim nations. In the aggregate, international markets outpaced the U.S. market during the 12 months. For U.S.-based investors, the results from abroad were boosted by a weakening of the dollar against most major currencies.

"JUNK" BOND RETURNS RIVALED THE GAINS OF STOCKS

In the bond market, higher risk correlated with higher returns during the fiscal year, with below-investment-grade bonds posting results that outpaced those of the equity markets. The Lehman Brothers High Yield Bond Index surged 33.8%. Meanwhile, U.S. Treasury securities--considered to be risk-free--posted returns in the low single digits, with interest income offsetting a decline in prices. As bond prices fell, yields rose. At the fiscal year-end, the yield of the 10-year Treasury note stood at 4.29%, 40 basis points (0.40 percentage point) higher than at the start of the period.

--------------------------------------------------------------------------------

MARKET  BAROMETER                                   AVERAGE ANNUAL TOTAL RETURNS
                                                  PERIODS ENDED OCTOBER 31, 2003
                                                  ------------------------------
                                                   ONE       THREE          FIVE
                                                  YEAR       YEARS         YEARS
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                  22.3%       -8.2%          1.1%
Russell 2000 Index (Small-caps)                  43.4          3.4           8.3
Wilshire 5000 Index (Entire market)              24.4         -7.1           1.7
MSCI All Country World Index Free
 ex USA (International)                          30.4         -4.4           1.4
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                       4.9%        8.4%          6.5%
 (Broad taxable market)
Lehman Municipal Bond Index                        5.1         7.1           5.6
Citigroup 3-Month Treasury Bill Index              1.2         2.6           3.6
================================================================================
CPI
Consumer Price Index                              2.0%        2.1%          2.4%
--------------------------------------------------------------------------------

The pattern was different among debt securities with the shortest maturities, which are influenced more strongly by the Federal Reserve Board's interest rate moves than by market forces. During the fiscal year, the Fed slashed its target federal funds rate by 75 basis points to 1.00%, the lowest level since 1958. The yield of the 3-month Treasury bill, a fair proxy for money market interest rates, fell by 50 basis points to end the period at 0.95%.

DOUBLE-DIGIT SECTOR RETURNS WERE THE NORM FOR YOUR FUND

In absolute terms, the Explorer Fund had a banner year, in large part because of the resurgence of technology stocks, which accounted for almost one-third of the fund's fiscal-year return. Of the five individual stocks that contributed most to the fund's performance, four--Maxtor, Foundry Networks, Western Digital, and Red Hat--were in the tech sector, with each more than doubling in price. Small, fast-growing companies in dynamic industries exemplify the kinds of stocks that our managers seek for Explorer's portfolio. Collectively, the fund's tech issues gained 77%.

--------------------------------------------------------------------------------
FUND ASSETS MANAGED                                             OCTOBER 31, 2003
                                                           ---------------------
                                                           $ MILLION  PERCENTAGE
--------------------------------------------------------------------------------
Granahan Investment Management, Inc.                          $1,687         26%
Wellington Management Company, llp                             1,349         21
Grantham, Mayo, Van Otterloo & Co. LLC                         1,335         21
Vanguard Quantitative Equity Group                             1,003         16
Chartwell Investment Partners                                    650         10
Short-Term Reserves*                                             359          6
--------------------------------------------------------------------------------
Total                                                         $6,383        100%
--------------------------------------------------------------------------------
*Short-term reserves are invested by The Vanguard Group in equity index products to simulate investment in stocks. Each advisor may also maintain a modest cash position.


Even outside of tech, it was a remarkable 12-month period. Out of 12 industry sectors, only one experienced a decline, a -2% return for the fund's minuscule stake in integrated oils companies. The fund's consumer staples stocks earned a "modest" 9%, and each of the fund's remaining sectors posted a double-digit gain.

Only when compared with the unmanaged benchmark index did the fund fall short. In a handful of sectors--consumer discretionary (e.g., retailers, restaurants, and media companies), technology, and materials & processing--the issues in the Russell 2500 Growth Index outpaced those in the fund. It's worth noting that your fund has always paid attention to valuations and has never been eager to pay large premiums for speculative growth potential alone. While its
growth-at-a-reasonable-price   approach  was  a  boon  to  the  fund's  relative
performance during the bear market, it was out of step with the market's speculative flavor during fiscal 2003. Taken together, a few subpar stock selections and attention to valuation caused your fund to lag the benchmark by about 3 percentage points. However, relative to the average small-cap growth fund, the fund held a slight lead.

As you know, the Explorer Fund has five investment advisors, a structure that provides additional diversification through complementary management styles and philosophies. The table on page 3 shows the percentage of assets managed by each advisor at the fiscal year-end.

TEN-YEAR  RECORD EXCEEDS THOSE OF THE  BENCHMARKS

Because of short-term fluctuations, one year's performance is an inadequate gauge of a fund's results. The table below shows the annualized returns and the final results of a hypothetical $10,000 investment over the past decade in your fund, its benchmarks, and the broad U.S. stock market.

--------------------------------------------------------------------------------
TOTAL RETURNS                                                    TEN YEARS ENDED
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                                    AVERAGE       FINAL VALUE OF
                                                     ANNUAL            A $10,000
                                                     RETURN   INITIAL INVESTMENT
--------------------------------------------------------------------------------
Explorer Fund
  Investor Shares                                     10.8%              $27,857
Russell 2500 Growth Index                              7.7                21,058
Average Small-Cap
  Growth Fund                                         10.5                27,045
Wilshire 5000 Index                                   10.0                25,853
--------------------------------------------------------------------------------

The roughly 3-percentage-point difference with the Russell 2500 Growth Index still exists, but over the full ten years it's in your favor, with the fund earning almost $7,000 more than the index for the same $10,000 investment. This is a notable achievement, given that indexes have none of the real-world operating and transaction costs that mutual funds must bear. In addition, your fund slightly outpaced both the average competing fund and the broad market.

Much of the credit for this fine performance goes to the fund's investment advisors and to Vanguard's low costs. For a comparison of the fund's expenses relative to those of its average mutual fund peer, please see page 11. Over time, incremental differences in costs can make a big impact on your bottom line.

BALANCING  YOUR WAY  THROUGH  VOLATILE MARKETS

Because of the inherent uncertainty of the financial markets, there is only one way to combine the opportunity for gain with some protection from loss: balance and diversification. In other words, hold diversified stock, bond, and money market funds in proportions determined by your unique goals, circumstances, and risk tolerance. As part of such a diversified portfolio, the Explorer Fund can play a valuable role.

The stock market's long-awaited recovery is a vindication of the balanced approach to investing, not a signal that balance is no longer necessary. The virtues of diversification have never been a secret, but sticking with such a plan has always been hard because of the temptations and fears wrought by sharp market fluctuations.

Staying the course is easier if you trust the institution that manages your money, and this has never been more true than now. In light of the shocking allegations about market-timing and late trading at some investment management firms, I feel compelled to close this letter with an assurance that Vanguard has policies and procedures in place to identify and deter such behavior. In addition, I have great confidence in the ethics, integrity, and character of the Vanguard crew--values that receive strong institutional support from our client-owned corporate structure, which channels all our efforts into the creation of wealth for our shareholders.

Thank you for entrusting your hard-earned money to us.

Sincerely,

/S/JOHN J. BRENNAN
John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

NOVEMBER 14, 2003

--------------------------------------------------------------------------------

YOUR FUND'S PERFORMANCE AT A GLANCE            OCTOBER 31, 2002-OCTOBER 31, 2003

                                                      DISTRIBUTIONS PER SHARE
                                                     -------------------------
                   STARTING               ENDING            INCOME       CAPITAL
                SHARE PRICE          SHARE PRICE         DIVIDENDS         GAINS
--------------------------------------------------------------------------------
EXPLORER FUND
  Investor Shares   $44.60                $63.17           $0.005          $0.00
  Admiral Shares     41.43                 58.71            0.043           0.00
--------------------------------------------------------------------------------

As of 10/31/2003

FUND PROFILE

This Profile provides a snapshot of the fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 7.

EXPLORER FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                                        COMPARATIVE        BROAD
                                         FUND                INDEX*      INDEX**
--------------------------------------------------------------------------------
Number of Stocks                          907                 1,582        5,270
Median Market Cap                       $1.6B                 $1.5B       $26.9B
Price/Earnings Ratio                    37.8x                 37.4x        22.8x
Price/Book Ratio                         3.0x                  3.6x         2.9x
Yield                                                          0.4%         1.6%
  Investor Shares                        0.0%
  Admiral Shares                         0.2%
Return on Equity                        12.7%                 13.9%        19.7%
Earnings Growth Rate                    12.9%                 15.4%         7.6%
Foreign Holdings                         2.6%                  0.0%         0.8%
Turnover Rate                             77%                    --           --
Expense Ratio                                                    --           --
  Investor Shares                       0.72%
  Admiral Shares                        0.57%
Cash Investments                           4%                    --           --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Maxtor Corp.                                                                1.1%
(computer technology)
Red Hat, Inc.                                                               0.8
(software)
Foundry Networks, Inc.                                                      0.7
(telecommunications)
Foot Locker, Inc.                                                           0.6
(retail)
Western Digital Corp.                                                       0.6
(computer technology)
The Dun & Bradstreet Corp.                                                  0.5
(financial services)
Coventry Health Care Inc.                                                   0.5
(health products and services)
SICOR, Inc.                                                                 0.5
(pharmaceuticals)
Watson Pharmaceuticals, Inc.                                                0.5
(pharmaceuticals)
Nextel Partners, Inc.                                                       0.5
(telecommunications)
--------------------------------------------------------------------------------
TOP TEN                                                                     6.3%
--------------------------------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                               COMPARATIVE                 BROAD
                                 FUND               INDEX*    FUND       INDEX**
--------------------------------------------------------------------------------
R-Squared                        0.94                 1.00    0.84          1.00
Beta                             0.81                 1.00    1.19          1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)

                                                        COMPARATIVE        BROAD
                                               FUND          INDEX*      INDEX**
--------------------------------------------------------------------------------
Auto & Transportation                            4%              4%           3%
Consumer Discretionary                          22              23           16
Consumer Staples                                 1               1            7
Financial Services                              11              13           23
Health Care                                     18              21           13
Integrated Oils                                  0               0            3
Other Energy                                     4               4            2
Materials & Processing                           4               4            4
Producer Durables                                7               7            4
Technology                                      23              22           15
Utilities                                        2               1            7
Other                                            0               0            3
--------------------------------------------------------------------------------
Cash Investments                                4%              --            --
--------------------------------------------------------------------------------
*Russell 2500 Growth Index.
**Wilshire 5000 Index.

----------------------
INVESTMENT FOCUS

MARKET CAP      SMALL
STYLE           GROWTH
----------------------
                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or other index-based products.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or depositary receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER  RATE. An indication of the fund's  trading  activity.  Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.
--------------------------------------------------------------------------------

AS OF 10/31/2003

PERFORMANCE SUMMARY

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


EXPLORER FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1993-OCTOBER 31, 2003

               EXPLORER FUND     AVERAGE SMALL-CAP  RUSSELL 2500    WILSHIRE 500
                 INVESTOR            GROWTH FUND     GROWTH INDEX       INDEX

199310             10000                10000           10000           10000
199401             10492                10351           10351           10330
199404              9999                 9716            9754            9734
199407              9626                 9282            9333            9850
199410             10449                10264           10186           10251
199501             10270                10054            9835           10225
199504             10956                10942           10894           11183
199507             12175                13134           12658           12422
199510             12273                13153           12576           12890
199601             12959                13796           13305           14022
199604             14742                16351           15164           14780
199607             13465                14863           13435           14246
199610             14479                16339           14652           15701
199701             15034                17303           15720           17439
199704             13611                14465           14105           17387
199707             16510                18891           17360           20971
199710             17220                19878           17852           20662
199801             16588                19053           17287           21851
199804             18678                21538           19644           24907
199807             16320                19133           17139           24544
199810             15288                16745           15378           23718
199901             17740                20558           18581           27811
199904             17638                20086           19294           29171
199907             19333                22675           20445           29048
199910             19131                24495           21128           29807
200001             24249                31937           27921           31769
200004             26331                32750           29180           32617
200007             26324                33443           27630           32195
200010             27274                33918           27405           32222
200101             27796                31400           25085           30665
200104             26119                27019           21743           28018
200107             25890                27430           21193           27364
200110             22849                24085           18331           23994
200201             25985                26310           20109           25966
200204             26430                24995           19710           25249
200207             20186                19382           14885           21326
200210             19666                19259           14547           20776
200301             19487                18559           14570           20284
200304             20863                19356           15676           21819
200307             24722                23613           18873           24060
200310             27857                27045           21058           25853
--------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS
                                    PERIODS ENDED OCTOBER 31, 2003
                                   ---------------------------------
                                                                     FINAL VALUE
                                     ONE         FIVE       TEN     OF A $10,000
                                    YEAR        YEARS     YEARS       INVESTMENT
--------------------------------------------------------------------------------
Explorer Fund Investor Shares     41.65%       12.75%     0.79%          $27,857
Wilshire 5000 Index               24.44         1.74      9.96            25,853
Russell 2500 Growth Index         44.76         6.49      7.73            21,058
Average Small-Cap Growth Fund*    40.43        10.06     10.46            27,045
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                             ONE         SINCE     OF A $250,000
                                            YEAR   INCEPTION**        INVESTMENT
--------------------------------------------------------------------------------
Explorer Fund Admiral Shares              41.85%         8.67%          $294,417
Wilshire 5000 Index                       24.44          1.28            256,329
Russell 2500 Growth Index                 44.76          5.30            276,754
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-OCTOBER 31, 2003

FISCAL YEAR             EXPLORER FUND             RUSSELL 2500
                                                  GROWTH INDEX
   1994                       4.5                        1.9
   1995                      17.5                       23.5
   1996                        18                       16.5
   1997                      18.9                       21.8
   1998                     -11.2                      -13.9
   1999                      25.1                       37.4
   2000                      42.6                       29.7
   2001                     -16.2                      -33.1
   2002                     -13.9                      -20.6
   2003                      41.7                       44.8
--------------------------------------------------------------------------------
* Derived from data provided by Lipper Inc.
**November 12, 2001. Note: See Financial Highlights tables on pages 26 and 27 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                               TEN YEARS
                                        ONE   FIVE   ---------------------------
                      INCEPTION DATE   YEAR  YEARS   CAPITAL    INCOME     TOTAL
--------------------------------------------------------------------------------
EXPLORER FUND
  Investor Shares       12/11/1967   35.53% 12.34%     9.69%    0.36%     10.05%
  Admiral Shares        11/12/2001   35.70   4.28*       --       --         --
--------------------------------------------------------------------------------
*Return since inception.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. However, they do not reflect the reduced rates on "qualified dividend income." (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                      PERIODS ENDED OCTOBER 31, 2003
                                              ONE YEAR    FIVE YEARS   TEN YEARS
                                              ----------------------------------
EXPLORER FUND INVESTOR SHARES
 Returns Before Taxes                           41.65%      12.75%        10.79%
 Returns After Taxes on Distributions           41.65       10.50          8.43
 Returns After Taxes on Distributions
   and Sale of Fund Shares                      27.07        9.89           8.12
--------------------------------------------------------------------------------

ABOUT YOUR FUND'S EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

A HYPOTHETICAL EXAMPLE

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over a 12-month period if you invested $10,000 in the fund, using the fund's actual return and operating expenses for the fiscal year ended October 31, 2003. The cost in dollars is calculated by applying the expense ratio to the average balance in the hypothetical account. For comparative purposes, we also list the average expense ratio for the fund's peer group, which is derived from data provided by Lipper Inc.

--------------------------------------------------------------------------------
                      COST OF $10,000              FUND              PEER GROUP*
                   INVESTMENT IN FUND      EXPENSE RATIO           EXPENSE RATIO
--------------------------------------------------------------------------------
EXPLORER FUND
  Investor Shares                 $87              0.72%                   1.74%
  Admiral Shares                   69              0.57                      --
--------------------------------------------------------------------------------
*Average Small-Cap Growth Fund.

The fund does not charge transaction fees; these results apply whether or not you redeemed your investment at the end of the given period. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratio captures data through year-end 2002.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the fund's prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

AS OF 10/31/2003

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXPLORER FUND                                     SHARES                   (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.7%)(1)
--------------------------------------------------------------------------------
AUTO & Transportation (3.7%)
 C.H. Robinson Worldwide, Inc.                   748,600         $        29,330
 Polaris Industries, Inc.                        211,200                  18,079
 CNF Inc.                                        467,600                  16,375
*Northwest Airlines Corp.
    Class A                                    1,159,400                  15,872
  Tidewater Inc.                                 538,700                  14,765
  Heartland Express, Inc.                        581,960                  14,456
  BorgWarner, Inc.                               178,100                  14,175
* EGL, Inc.                                      778,100                  12,691
* JetBlue Airways Corp.                          162,300                   9,361
* AirTran Holdings, Inc.                         568,100                   9,209
* Pacer International, Inc.                      397,576                   8,197
* J.B. Hunt Transport                            288,300                   7,317
* Swift Transportation                           293,272                   6,578
  Thor Industries, Inc.                           99,300                   6,367
  Delta Air Lines, Inc.                          467,700                   6,089
* Navistar International Corp.                   133,500                   5,397
* Continental Airlines, Inc.
   Class B                                       280,300                   5,354
* AMR Corp.                                      392,900                   5,218
* Mesa Air Group Inc.                            446,500                   4,809
  Oshkosh Truck Corp.                            100,400                   4,601
* Lear Corp.                                      76,500                   4,444
* ExpressJet Holdings, Inc.                      180,500                   2,762
  Overseas Shipholding Group Inc.                 86,700                   2,363
* General Maritime Corp.                         171,000                   2,163
* Landstar System, Inc.                           25,400                   1,855
  Superior Industries
    International, Inc.                           42,900                   1,823
* Atlantic Coast Airlines
    Holdings Inc.                                157,700                   1,746
* Covenant Transport, Inc.                        72,900                   1,390
  ArvinMeritor, Inc.                              80,200                   1,347
* Old Dominion Freight Line, Inc.                 23,800                     763
  Winnebago Industries, Inc.                       6,700                     391
* RailAmerica, Inc.                               35,500                     377
* Keystone Automotive
    Industries, Inc.                              13,300                     329
                                                                         -------
                                                                         235,993
                                                                        --------
CONSUMER DISCRETIONARY (21.0%)
  ADVERTISING AGENCIES (0.4%)
* Lamar Advertising Co. Class A                  447,000                  13,544
* Catalina Marketing Corp.                       305,600                   5,394
* ValueClick, Inc.                               204,175                   1,646
* aQuantive, Inc.                                128,202                   1,346
  Grey Global Group Inc.                           1,400                     938

CABLE TELEVISION SERVICES (0.2%)
* Insight Communications Co., Inc.               795,100                   7,705
* TiVo Inc.                                      464,400                   3,724
* Charter Communications, Inc.                   176,000                     752

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXPLORER FUND                                     SHARES                   (000)
--------------------------------------------------------------------------------
 CASINOS & Gambling (0.7%)
* Shuffle Master, Inc.                           517,800         $        15,762
  GTECH Holdings Corp.                           253,500                  11,326
  Station Casinos, Inc.                          214,900                   6,393
* Scientific Games Corp.                         250,100                   3,326
* Isle of Capri Casinos, Inc.                    158,000                   3,294
* Multimedia Games Inc.                           61,300                   2,305
* Ameristar Casinos, Inc.                         94,700                   2,000
* MTR Gaming Group Inc.                           77,200                     844

  COMMERCIAL INFORMATION SERVICES (0.2%)
* Ask Jeeves, Inc.                               378,500                   7,252
* ProQuest Co.                                    58,800                   1,746
* LookSmart, Ltd.                                649,094                   1,123
* infoUSA Inc.                                   132,328                   1,085

  COMMUNICATIONS & Media
* Gemstar-TV Guide
    International, Inc.                           74,250                     348

  CONSUMER ELECTRONICS (1.0%)
* NetFlix.com, Inc.                              428,700                  24,565
* Earthlink, Inc.                                868,100                   7,943
* Take-Two Interactive
    Software, Inc.                               169,900                   6,720
* VeriSign, Inc.                                 411,200                   6,526
* CNET Networks, Inc.                            652,500                   5,311
* iVillage Inc.                                1,720,400                   5,041
* DoubleClick Inc.                               470,400                   3,918
* United Online, Inc.                            128,614                   3,703
* FindWhat.com                                   112,700                   1,883
* Activision, Inc.                                19,800                     299

  CONSUMER PRODUCTS (0.4%)
  Blyth, Inc.                                    141,800                   3,968
* USANA Health Sciences, Inc.                     91,100                   3,040
* The Yankee Candle Co., Inc.                     94,200                   2,636
  The Nautilus Group, Inc.                       165,900                   2,590
* Jarden Corp.                                    51,600                   2,131
  Oakley, Inc.                                   191,700                   2,080
  Matthews International Corp.                    71,342                   1,926
  The Topps Co., Inc.                            170,000                   1,737
* RC2 Corp.                                       70,600                   1,497

  COSMETICS (0.3%)
* Helen of Troy Ltd.                             516,100                  11,576
* Elizabeth Arden, Inc.                           90,157                   1,803

  EDUCATION--SERVICES (1.2%)
* Education Management Corp.                     309,435                  19,550
* ITT Educational Services, Inc.                 267,600                  13,326

* Corinthian Colleges, Inc.                      214,163                  13,261
* DeVry, Inc.                                    544,100                  13,205
* Career Education Corp.                         224,000                  11,995
* Sylvan Learning Systems, Inc.                  117,900                   3,337
* Bright Horizons Family
   Solutions, Inc.                                29,900                   1,285
* Renaissance Learning, Inc.                       9,000                     226

  ENTERTAINMENT (1.0%)
*(2)LodgeNet Entertainment Corp.                 889,700                  16,175
*   Movie Gallery, Inc.                          704,700                  14,573
*   AMC Entertainment, Inc.                    1,052,000                  14,307
*   Hollywood Entertainment Corp.                726,200                  11,038
*   Pixar, Inc.                                   79,700                   5,484
*   Alliance Gaming Corp.                         30,930                     750

  HOTEL/MOTEL (0.4%)
  The Marcus Corp.                               673,600                  10,070
  Intrawest Corp.                                450,000                   7,565
  Hilton Hotels Corp.                            416,050                   6,590

  HOUSEHOLD FURNISHINGS (0.6%)
* Select Comfort Corp.                           737,400                  23,081
  Furniture Brands
    International Inc.                           509,600                  12,363
  Ethan Allen Interiors, Inc.                     51,200                   1,884
  American Woodmark Corp.                         38,169                   1,874
* Bombay Co.                                     110,400                   1,455

  JEWELRY, WATCHES & Gems (0.2%)
  Tiffany & Co.                                  250,000                  11,863
* Fossil, Inc.                                   104,800                   2,830

  LEISURE TIME (0.4%)
  Callaway Golf Co.                            1,396,700                  22,696
* SCP Pool Corp.                                  76,900                   2,692
* Penn National Gaming, Inc.                      85,700                   2,030
* Bally Total Fitness Holding Corp.              155,200                   1,034

MISCELLANEOUS BUSINESS &
  CONSUMER DISCRETIONARY (0.3%)
 Techtronic Industries
  Co. Ltd. ADR                                 1,489,200                  20,519

PRINTING & COPYING SERVICES
 Bowne & Co., Inc.                                13,000                     195

  PUBLISHING--MISCELLANEOUS (0.4%)
* Playboy Enterprises, Inc.
    Class B                                    1,073,300                  16,625
(2)Hollywood Media Corp.                       1,398,823                   2,784

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXPLORER FUND                                     SHARES                   (000)
--------------------------------------------------------------------------------
   Reader's Digest Association, Inc.             126,900         $         1,869
*   PRIMEDIA Inc.                                443,500                   1,193
*   Journal Register Co.                          53,000                   1,062
    Courier Corp.                                  6,000                     329

  RADIO & TELEVISION BROADCASTERS (0.9%)
* Entercom Communications Corp.                  412,915                  18,916
* XM Satellite Radio Holdings, Inc.              862,400                  17,472
  Gray Television, Inc.                          842,100                  10,711
* Cumulus Media Inc.                             295,432                   5,533
* Westwood One, Inc.                             100,000                   2,993
* Emmis Communications, Inc.                      75,200                   1,668
* Sinclair Broadcast Group, Inc.                 139,400                   1,623
* Spanish Broadcasting
    System, Inc.                                  61,800                     556
* Paxson Communications Corp.                     78,700                     407
* Beasley Broadcast Group, Inc.                    7,200                     105
  World Wrestling
    Entertainment, Inc.                            5,200                      58

  RENT/LEASE SERVICES--CONSUMER (0.3%)
* Rent-A-Center, Inc.                            510,500                  15,958
  Aaron Rents, Inc. Class B                       83,250                   1,823

  RESTAURANTS (1.4%)
* Rare Hospitality International Inc.            731,375                  18,138
  Applebee's International, Inc.                 426,470                  15,997
  Ruby Tuesday, Inc.                             548,900                  15,012
  CBRL Group, Inc.                               269,300                  10,435
* California Pizza Kitchen, Inc.                 324,100                   6,028
* CEC Entertainment Inc.                         100,800                   4,929
* P.F. Chang's China Bistro, Inc.                 92,300                   4,499
  Wendy's International, Inc.                    118,859                   4,404
* Papa John's International, Inc.                131,100                   3,449
  Outback Steakhouse                              72,500                   3,045
* Jack in the Box Inc.                            93,000                   1,692
* Ryan's Family Steak Houses, Inc.               102,050                   1,423
* Brinker International, Inc.                     37,900                   1,206
  Bob Evans Farms, Inc.                           23,000                     680
  Triarc Cos., Inc. Class A                       49,687                     518
  IHOP Corp.                                       3,100                     115

  RETAIL (6.6%)
  Foot Locker, Inc.                            2,104,400                  37,669
* Chico's FAS, Inc.                              601,700                  22,588
* Fisher Scientific
   International Inc.                            418,315                  16,837
* Hot Topic, Inc.                                523,137                  15,019
* Dick's Sporting Goods, Inc.                    303,700                  13,964
  Ross Stores, Inc.                              278,700                  13,938
* Borders Group, Inc.                            610,600                  13,830
* Abercrombie & Fitch Co.                        467,800                  13,331
  Fred's, Inc.                                   350,750                  13,216
  MSC Industrial Direct Co., Inc.
    Class A                                      543,800                  12,861
* Cost Plus, Inc.                                267,100                  12,252
  PETsMART, Inc.                                 439,650                  11,259
* Hibbett Sporting Goods, Inc.                   399,900                  10,921
  Claire's Stores, Inc.                          273,300                  10,577
* Toys R Us, Inc.                                772,300                  10,040
* Pacific Sunwear of
   California, Inc.                              412,925                   9,534
* O'Reilly Automotive, Inc.                      220,000                   9,524
* Aeropostale, Inc.                              294,200                   9,076
* Williams-Sonoma, Inc.                          244,425                   8,635
* American Eagle Outfitters, Inc.                514,800                   8,232
* Urban Outfitters, Inc.                         244,400                   8,153
  CDW Corp.                                      135,720                   8,150
* Insight Enterprises, Inc.                      470,900                   7,921
* Tractor Supply Co.                             188,800                   7,913
* AnnTaylor Stores Corp.                         205,000                   7,339
  Blockbuster Inc. Class A                       341,200                   6,575
* Too Inc.                                       382,400                   6,310
* Advance Auto Parts, Inc.                        77,400                   6,054
* FreeMarkets, Inc.                              920,500                   5,762
* Tuesday Morning Corp.                          170,300                   5,431
* Sharper Image Corp.                            171,500                   4,939
* Global Imaging Systems, Inc.                   160,200                   4,654
* Priceline.com, Inc.                            163,000                   4,574
* Cache, Inc.                                    177,400                   4,495
* Guitar Center, Inc.                            135,700                   4,417
* Barnes & Noble, Inc.                           136,300                   4,062
* The Children's Place
    Retail Stores, Inc.                          128,400                   3,865
* Men's Wearhouse, Inc.                          127,000                   3,741
* bebe stores, inc.                              118,300                   3,301
* BJ's Wholesale Club, Inc.                      123,900                   3,183
* A.C. Moore Arts & Crafts, Inc.                 127,550                   2,950
  Pier 1 Imports Inc.                            126,200                   2,915
* Ultimate Electronics, Inc.                     311,394                   2,799
* Genesco, Inc.                                  145,100                   2,445
* School Specialty, Inc.                          87,200                   2,431
* Dollar Tree Stores, Inc.                        59,100                   2,256
* The Neiman Marcus Group, Inc.
    Class A                                       47,300                   2,249
* Jo-Ann Stores, Inc. Class A                     73,600                   2,209
* Jos. A. Bank Clothiers, Inc.                    50,800                   2,203
* PETCO Animal Supplies, Inc.                     65,700                   2,180
  Brown Shoe Co., Inc.                            60,100                   2,079
* GameStop Corp.                                 118,000                   1,985
* Electronics Boutique
    Holdings Corp.                                53,100                   1,511

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXPLORER FUND                                     SHARES                   (000)
--------------------------------------------------------------------------------
* Mothers Work, Inc.                              52,700         $         1,481
* GSI Commerce, Inc.                             145,300                   1,418
* Payless ShoeSource, Inc.                        95,900                   1,269
* Linens 'n Things, Inc.                          42,600                   1,258
* United Auto Group, Inc.                         33,200                     862
* Stein Mart, Inc.                               110,800                     797
* The Dress Barn, Inc.                            35,800                     501
  Sonic Automotive, Inc.                          21,000                     477
  Christopher & Banks Corp.                       16,000                     467
* barnesandnoble.com inc.                         70,200                     161

  SERVICES--COMMERCIAL (2.7%)
* The Corporate Executive
    Board Co.                                    493,700                  25,184
  Sabre Holdings Corp.                           586,100                  12,841
* Tetra Tech, Inc.                               516,050                  11,600
* Getty Images, Inc.                             236,600                  10,576
* DiamondCluster
    International, Inc.                        1,167,500                  10,391
* Monster Worldwide Inc.                         345,200                   8,792
  Regis Corp.                                    199,700                   7,593
* The Advisory Board Co.                         189,150                   6,883
* Kroll Inc.                                     283,225                   6,588
* CoStar Group, Inc.                             156,600                   5,896
* West Corp.                                     214,800                   5,205
* Navigant Consulting, Inc.                      314,000                   5,159
* FTI Consulting, Inc.                           256,600                   5,106
* ChoicePoint Inc.                               130,930                   4,588
* Charles River Associates Inc.                  144,312                   4,433
* Harris Interactive Inc.                        528,003                   3,511
* Integrated Alarm Services
    Group, Inc.                                  395,300                   3,483
* Right Management
    Consultants, Inc.                            190,750                   3,443
* Weight Watchers
    International, Inc.                           82,625                   3,049
* Exult Inc.                                     323,400                   2,565
* 4Kids Entertainment Inc.                        97,700                   2,389
* Gartner, Inc. Class B                          185,300                   2,259
* MAXIMUS, Inc.                                   61,200                   2,136
* Pre-Paid Legal Services, Inc.                   78,600                   2,135
  Rollins, Inc.                                   94,950                   1,929
* Waste Connections, Inc.                         51,100                   1,772
* Forrester Research, Inc.                        95,900                   1,635
* Lightbridge, Inc.                               62,947                   1,564
* Corrections Corp. of
    America REIT                                  61,600                   1,513
* MPS Group, Inc.                                154,600                   1,476
* MemberWorks, Inc.                               49,200                   1,421
  World Fuel Services Corp.                       44,000                   1,261
* Teletech Holdings Inc.                         168,900                   1,111
  Labor Ready, Inc.                               75,700                     823
* Resources Connection, Inc.                      27,200                     673
* BearingPoint, Inc.                              30,500                     287
* Heidrick & Struggles
   International, Inc.                             9,432                     186
* AMN Healthcare Services, Inc.                    1,272                     170
* FTD, Inc.                                        2,400                      59

  SHOES (0.5%)
*(2)Vans, Inc.                                 1,034,240                  11,615
    Reebok International Ltd.                    143,900                   5,605
*   Finish Line, Inc.                            162,500                   4,976
*   Steven Madden, Ltd.                          151,700                   3,251
    Kenneth Cole Productions, Inc.               101,500                   3,004
*   Timberland Co.                                46,100                   2,395
    K-Swiss, Inc.                                 44,500                   1,955
*   Skechers U.S.A., Inc.                        127,300                     959

  TEXTILES & APPAREL MANUFACTURING (0.7%)
* Quiksilver, Inc.                             1,130,000                  19,402
* Coach, Inc.                                    254,000                   9,009
  Phillips-Van Heusen Corp.                      501,700                   8,599
* Columbia Sportswear Co.                         87,500                   5,096

  TOYS (0.1%)
* Marvel Enterprises Inc.                        297,800                   8,770

  WHOLESALERS (0.1%)
* United Stationers, Inc.                        177,600                   6,608
* Brightpoint, Inc.                               91,650                   2,626
                                                                       ---------
                                                                       1,341,854
                                                                       ---------
  CONSUMER STAPLES (0.9%)
* Constellation Brands, Inc.
    Class A                                      475,300                  14,910
* Wild Oats Markets Inc.                       1,160,700                  12,048
* Smithfield Foods, Inc.                         460,200                   9,784
* Rite Aid Corp.                               1,544,800                   8,852
* 7-Eleven, Inc.                                 173,100                   2,761
* Chiquita Brands
    International, Inc.                          105,200                   1,946
  Universal Corp. (VA)                            44,500                   1,939
  Tootsie Roll Industries, Inc.                   34,000                   1,122
* NBTY, Inc.                                      34,200                     932
* Performance Food Group Co.                      20,900                     779
* Peet's Coffee & Tea Inc.                        18,695                     315
  Church & Dwight, Inc.                            6,700                     250
* J & J Snack Foods Corp.                          4,300                     153
                                                                         -------
                                                                          55,791
  FINANCIAL SERVICES (9.9%)
* The Dun & Bradstreet Corp.                     719,100                  33,474
* CheckFree Corp.                              1,101,700                  30,330

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXPLORER FUND                                     SHARES                   (000)
--------------------------------------------------------------------------------
Legg Mason Inc.                                  298,700         $        24,867
Jefferies Group, Inc.                            699,900                  21,697
Avalonbay Communities,
  Inc. REIT                                      463,400                  21,163
Regency Centers Corp. REIT                       562,000                  20,839
* eSPEED, Inc. Class A                           728,255                  19,845
  IndyMac Bancorp, Inc. REIT                     637,600                  18,745
* Investment Technology
   Group, Inc.                                   911,200                  18,096
* Providian Financial Corp.                    1,620,800                  18,007
* Alliance Data Systems Corp.                    607,900                  16,887
  Manufactured Home
    Communities, Inc. REIT                       435,950                  16,566
  Westcorp, Inc.                                 436,600                  16,512
  Fair, Isaac, Inc.                              247,270                  15,771
  City National Corp.                            240,600                  14,487
* E*TRADE Financial Corp.                      1,345,250                  13,856
  Prentiss Properties Trust RE                   423,700                  12,813
  Reinsurance Group of
    America, Inc.                                315,500                  12,604
  The Chicago
    Mercantile Exchange                          184,100                  12,510
  Friedman, Billings, Ramsey
    Group, Inc.                                  623,800                  12,426
  Sun Communities, Inc. REIT                     340,100                  12,397
* Host Marriott Corp. REIT                     1,134,300                  11,853
  Redwood Trust, Inc. REIT                       188,300                   9,340
  John H. Harland Co.                            338,400                   9,215
  New Century Financial Corp.                    246,600                   9,144
* Ameritrade Holding Corp.                       653,300                   8,911
* Affiliated Computer
    Services, Inc. Class A                       179,670                   8,791
* Knight Trading Group, Inc.                     574,600                   7,952
  Flagstar Bancorp, Inc.                         354,700                   7,910
  MFA Mortgage Investments,
    Inc. REIT                                    750,100                   7,178
  UCBH Holdings, Inc.                            192,500                   6,874
* WellChoice Inc.                                207,900                   6,757
  FactSet Research Systems Inc.                  154,100                   6,725
* Digital Insight Corp.                          300,800                   6,311
  New York Community
    Bancorp, Inc.                                158,766                   5,747
* CapitalSource Inc.                             262,900                   5,718
  Fidelity National Financial, Inc.              176,303                   5,451
* CompuCredit Corp.                              270,658                   5,351
* BISYS Group, Inc.                              371,000                   5,305
  Everest Re Group, Ltd.                          60,311                   5,003
* AmeriCredit Corp.                              355,500                   4,764
  Fremont General Corp.                          241,300                   4,013
  Certegy, Inc.                                  110,100                   3,706
  Global Payments Inc.                            86,900                   3,619
  Odyssey Re Holdings Corp.                      165,000                   3,462
  Brown & Brown, Inc.                            112,500                   3,426
  Platinum Underwriters
    Holdings, Ltd.                               114,300                   3,285
  International Bancshares Corp.                  70,950                   3,258
* Affiliated Managers Group, Inc.                 42,300                   3,067
* Portal Software, Inc.                          181,840                   2,909
  Student Loan Corp.                              22,200                   2,875
  Hudson United Bancorp                           77,700                   2,820
  Pacific Capital Bancorp                         81,600                   2,779
* Accredited Home Lenders
    Holding Co.                                   95,300                   2,727
* First Federal Financial Corp.                   60,500                   2,723
  Independent Bank Corp. (MI)                     91,716                   2,653
  The South Financial Group, Inc.                 97,800                   2,556
* WFS Financial, Inc.                             57,865                   2,523
* Interactive Data Corp.                         145,000                   2,494
  Net.Bank, Inc.                                 180,400                   2,473
* Arch Capital Group Ltd.                         67,100                   2,449
  Arthur J. Gallagher & Co.                       80,900                   2,361
* HealthExtras, Inc.                             199,975                   2,342
* Triad Guaranty, Inc.                            45,700                   2,254
  Dime Community Bancshares                       80,800                   2,253
  Irwin Financial Corp.                           79,300                   2,223
  Max Re Capital Ltd.                            115,625                   2,134
  First American Corp.                            71,300                   2,043
* eFunds Corp.                                   117,500                   1,881
* Kronos, Inc.                                    29,500                   1,770
  Raymond James Financial, Inc.                   42,600                   1,738
  Hudson River Bancorp. Inc.                      41,904                   1,400
* Sterling Financial Corp. (Spokane)              42,447                   1,329
  PFF Bancorp, Inc.                               33,600                   1,253
  Westamerica Bancorporation                      24,600                   1,231
  PrivateBancorp, Inc.                            29,900                   1,211
* Gabelli Asset Management Inc.                   31,700                   1,116
  Waddell & Reed Financial, Inc.                  49,000                   1,087
* Financial Federal Corp.                         32,200                   1,080
* Local Financial Corp.                           55,200                   1,071
* NCO Group, Inc.                                 41,600                     990
  McGrath Rent Corp.                              34,200                     975
  Bank of the Ozarks, Inc.                        22,431                     956
  WSFS Financial Corp.                            22,400                     955
  Community First Bankshares, Inc.                34,200                     929
  CB Bancshares Inc. (HI)                         13,500                     851
  East West Bancorp, Inc.                         16,100                     790
* PRG-Schultz International, Inc.                138,700                     659
  Harleysville National Corp.                     21,750                     657
  Hanmi Financial Corp.                           28,100                     596
  Quaker City Bancorp, Inc.                       13,600                     581
* The First Marblehead Corp.                      25,950                     575
* Silicon Valley Bancshares                       14,400                     505

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXPLORER FUND                                     SHARES                   (000)
--------------------------------------------------------------------------------
* CCC Information Services Group                  26,500         $           445
  Connecticut Bancshares, Inc.                     7,500                     388
  Apex Mortgage Capital, Inc. REIT                51,300                     303
  Franklin Financial Corp.                         5,500                     170
  Jack Henry & Associates Inc.                     6,700                     134
                                                                          ------
                                                                         631,245
HEALTH CARE (17.6%)
  BIOTECH RESEARCH & PRODUCTION (3.4%)
* Invitrogen Corp.                               310,000                  19,713
* Chiron Corp.                                   355,000                  19,394
* Millennium
    Pharmaceuticals, Inc.                      1,040,100                  16,558
* Biogen, Inc.                                   350,000                  14,165
* Telik, Inc.                                    652,468                  13,258
* Human Genome Sciences, I                       866,200                  12,049
* Abgenix, Inc.                                  967,100                  11,847
* Protein Design Labs, Inc                       850,300                  11,462
* OSI Pharmaceuticals, Inc.                      334,500                   9,366
* Zymogenetics, Inc.                             712,000                   8,765
* Martek Biosciences Corp.                       174,800                   8,462
* Celgene Corp.                                  192,400                   8,021
* ImClone Systems, Inc.                          218,900                   7,607
* IDEXX Laboratories Corp.                       151,000                   7,142
* NPS Pharmaceuticals Inc.                       238,700                   6,285
* Digene Corp.                                   142,237                   5,007
* Transkaryotic Therapies, Inc.                  378,000                   4,956
* Neurocrine Biosciences, Inc.                    91,800                   4,299
* Flamel Technologies SA ADR                     154,100                   3,891
* Cephalon, Inc.                                  82,350                   3,867
* Immunomedics Inc.                              415,390                   3,531
* Cell Genesys, Inc.                             273,300                   3,509
* Genta Inc.                                     262,202                   2,806
* Charles River Laboratories, Inc.                82,400                   2,657
* Neurochem, Inc.                                156,700                   2,195
* Tanox, Inc.                                    104,100                   1,869
* Corixa Corp.                                   172,700                   1,031
* VaxGen, Inc.                                   102,400                     966
* Albany Molecular Research, Inc.                 57,700                     848
* Serologicals Corp.                              28,800                     461
* ICOS Corp.                                       9,100                     425
* Kensey Nash Corp.                                7,819                     169
* Pharmacopeia, Inc.                               6,600                      82
* Organogenesis, Inc.                             44,300                      --

  DRUGS & PHARMACEUTICALS (4.7%)
* SICOR, Inc.                                  1,232,100                  33,020
* Watson Pharmaceuticals, Inc.                   825,600                  32,421
* Pharmaceutical Resources, Inc.                 320,300                  23,151
* Barr Laboratories, Inc.                        231,115                  17,743
* Amylin Pharmaceuticals, Inc.                   467,400                  12,774
* Kissei Pharmaceutical Co., Ltd.                783,000                  12,436
* Salix Pharmaceuticals, Ltd.                    506,600                  10,031
* MGI Pharma, Inc.                               257,400                   9,668
* Taro Pharmaceutical
    Industries Ltd.                              143,450                   9,217
* Sepracor Inc.                                  327,920                   8,733
* American Pharmaceuticals
    Partners, Inc.                               355,982                   8,668
* Tularik, Inc.                                  628,000                   7,894
* MedImmune Inc.                                 292,400                   7,795
* Vertex Pharmaceuticals, Inc.                   564,400                   7,405
* The Medicines Co.                              275,700                   7,347
* Kos Pharmaceuticals, Inc.                      168,485                   6,691
* Endo Pharmaceuticals
    Holdings, Inc.                               395,900                   6,477
* Regeneron Pharmaceuticals, Inc.                422,500                   5,847
* Eon Labs, Inc.                                 137,580                   5,793
  Mylan Laboratories, Inc.                       227,310                   5,490
* CV Therapeutics, Inc.                          295,700                   5,213
* IVAX Corp.                                     251,200                   4,838
* Alkermes, Inc.                                 365,086                   4,735
  Medicis Pharmaceutical Corp.                    67,000                   4,244
* Chattem, Inc.                                  232,090                   3,405
* ILEX Oncology, Inc.                            151,490                   3,160
* ImmunoGen, Inc.                                652,000                   3,032
* Inspire Pharmaceuticals, Inc.                  154,900                   2,884
* Connetics Corp.                                151,083                   2,706
* Medarex, Inc.                                  374,000                   2,674
* SciClone Pharmaceuticals, Inc.                 317,100                   2,530
* Priority Healthcare Corp. Class B              102,500                   2,217
* Impax Laboratories, Inc.                       186,315                   2,210
* Esperion Therapeutics, Inc.                     86,200                   2,058
* Novavax, Inc.                                  271,300                   1,848
  Perrigo Co.                                    116,400                   1,566
* BioMarin Pharmaceutical Inc.                   221,700                   1,552
* CIMA Labs Inc.                                  47,900                   1,504
* Enzo Biochem, Inc.                              74,800                   1,384
* aaiPharma Inc.                                  73,850                   1,336
* Nektar Therapeutics                             86,400                   1,135
* Noven Pharmaceuticals, Inc.                     95,100                     960
* AtheroGenics, Inc.                              42,847                     707
* K-V Pharmaceutical Co. Class A                  25,950                     623
* Lannett Company, Inc.                           26,803                     493
* Andrx Group                                     17,800                     354
* Atrix Laboratories, Inc.                        14,400                     289

  ELECTRONICS--MEDICAL SYSTEMS (0.6%)
* Varian Medical Systems, Inc.                   193,455                  12,370
* I-STAT Corp.                                   769,300                   9,055
* eResearch Technology, Inc.                     121,000                   5,565
* VISX Inc.                                      161,100                   3,908
* Intuitive Surgical, Inc.                       248,640                   3,603
* Affymetrix, Inc.                                44,500                   1,141

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXPLORER FUND                                     SHARES                   (000)
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE (1.1%)
*   IDX Systems Corp.                            614,800         $        16,108
    Omnicare, Inc.                               370,000                  14,186
*(2)Matria Healthcare, Inc.                      714,100                  11,997
*   Stericycle, Inc.                             141,200                   6,521
*   Lincare Holdings, Inc.                       131,000                   5,101
*   Odyssey Healthcare, Inc.                     171,600                   4,760
*   Apria Healthcare Group Inc.                  153,800                   4,460
*   Dynacq International, Inc.                   104,700                   1,752
*   Inveresk Research Group Inc.                  58,700                   1,362
*   LabOne, Inc.                                  42,900                   1,181

  HEALTH CARE FACILITIES (1.4%)
  Manor Care, Inc.                               742,800                  24,720
* Triad Hospitals, Inc.                          686,166                  21,086
* American Healthways Inc.                       301,600                  12,501
* Beverly Enterprises, Inc.                    1,865,900                  11,326
* Renal Care Group, Inc.                         158,100                   5,930
* DaVita, Inc.                                   153,300                   5,381
* United Surgical Partners
    International, Inc.                          167,900                   5,064
* Pharmaceutical Product
    Development, Inc.                             95,896                   2,884
* Sunrise Senior Living, Inc.                     78,000                   2,254
* National Healthcare Corp.                        4,900                      94

HEALTH CARE MANAGEMENT SERVICES (1.8%)
  IMS Health, Inc.                               950,000                  22,354
* Humana Inc.                                  1,072,300                  21,757
* Caremark Rx, Inc.                              731,000                  18,312
* Mid Atlantic Medical
    Services, Inc.                               199,600                  11,657
* Pediatrix Medical Group, Inc.                  131,600                   7,034
* AMERIGROUP Corp.                               120,400                   5,035
* First Health Group Corp.                       201,000                   4,906
* WebMD Corp.                                    619,700                   4,827
* Centene Corp.                                  139,750                   4,278
* Sierra Health Services, Inc.                   146,400                   3,410
* Select Medical Corp.                           100,800                   3,384
* Per-Se Technologies, Inc.                      199,900                   2,719
* AmSurg Corp.                                    63,700                   2,293
* IMPAC Medical Systems, Inc.                     87,775                   2,066
* Eclipsys Corp.                                 151,500                   1,795
* CorVel Corp.                                    17,900                     646

MEDICAL & DENTAL INSTRUMENTS & Supplies (4.0%)
* Henry Schein, Inc.                             508,700                  31,565
  Bausch & Lomb, Inc.                            655,000                  31,545
  Mentor Corp.                                 1,068,400                  21,635
  Arrow International, Inc.                      738,228                  19,474
  Cooper Cos., Inc.                              409,700                  17,801
  DENTSPLY International Inc.                    394,050                  17,413
* CONMED Corp.                                   767,500                  15,619
* INAMED Corp.                                   119,400                  10,313
* Immucor Inc.                                   258,525                   7,606
* STERIS Corp.                                   270,300                   5,628
* Cytyc Corp.                                    410,703                   5,310
  PolyMedica Corp.                               169,000                   4,986
* Thoratec Corp.                                 293,600                   4,519
* Merit Medical Systems, Inc.                    171,067                   4,480
* Conceptus, Inc.                                350,100                   4,289
* Advanced Neuromodulation
    Systems, Inc.                                 97,700                   4,006
  Invacare Corp.                                  92,401                   3,790
* ResMed Inc.                                     83,600                   3,492
  Beckman Coulter, Inc.                           69,200                   3,436
* Gen-Probe Inc.                                 128,000                   3,427
* Sybron Dental Specialties, Inc.                141,600                   3,257
* Advanced Medical Optics, Inc.                  148,800                   3,001
* Kyphon Inc.                                    100,800                   2,777
* Bio-Rad Laboratories, Inc.
    Class A                                       52,600                   2,748
* Align Technology, Inc.                         163,784                   2,526
* PSS World Medical, Inc.                        270,578                   2,522
* ALARIS Medical Systems, Inc.                   157,300                   2,440
* Cyberonics, Inc.                                88,300                   2,415
* Ocular Sciences, Inc.                           78,000                   2,179
* Synovis Life Technologies, Inc.                 92,100                   2,177
* Biosite Inc.                                    75,800                   1,956
* Apogent Technologies Inc.                       86,600                   1,901
* Sola International Inc.                        104,900                   1,799
* Respironics, Inc.                               36,800                   1,534
* Edwards Lifesciences Corp.                      51,200                   1,485
* Techne Corp.                                    29,800                   1,038
* Ventana Medical Systems, Inc.                   19,000                     795
* OraSure Technologies, Inc.                      80,800                     680

  MEDICAL SERVICES (0.6%)
* Coventry Health Care Inc.                      603,630                  33,049
* Covance, Inc.                                  229,200                   5,966
* Hanger Orthopedic Group, Inc.                   98,700                   1,683
* RehabCare Group, Inc.                           19,800                     309
                                                                       ---------
                                                                       1,124,275
                                                                       ---------
MATERIALS & PROCESSING (3.2%)
* Pactiv Corp.                                   950,750                  20,964
  Chicago Bridge & Iron Co. N.V.                 563,600                  15,358
  Minerals Technologies, Inc.                    253,500                  13,892
  Great Lakes Chemical Corp.                     629,500                  13,534
* Cytec Industries, Inc.                         366,100                  12,781
  Bowater Inc.                                   304,700                  12,441
  Fluor Corp.                                    325,700                  12,077
* Croda International PLC                      2,651,500                  11,811

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXPLORER FUND                                     SHARES                   (000)
--------------------------------------------------------------------------------
* Dycom Industries, Inc.                         529,900         $        11,451
  Watsco, Inc.                                   493,400                  10,564
  Hughes Supply, Inc.                            254,900                   9,852
  Precision Castparts Corp.                      200,000                   8,226
  IMC Global Inc.                              1,053,800                   7,366
* URS Corp.                                      271,000                   5,932
  Valmont Industries, Inc.                       240,950                   5,012
* Energizer Holdings, Inc.                       126,300                   4,648
* Washington Group
    International, Inc.                          109,900                   3,046
  Catellus Development Corp.                     135,500                   3,018
* Steel Dynamics, Inc.                           138,800                   2,586
* Cabot Microelectronics Corp.                    42,900                   2,445
  Lennox International Inc.                      128,500                   2,125
  MacDermid, Inc.                                 68,000                   2,032
* Mobile Mini, Inc.                               93,906                   1,980
  Airgas, Inc.                                    98,800                   1,892
* Trex Co., Inc.                                  50,000                   1,850
* Jones Lang Lasalle Inc.                         87,300                   1,663
* Scotts Co.                                      27,000                   1,559
  Delta & Pine Land Co.                           55,450                   1,268
  Forest City Enterprise Class A                  28,400                   1,258
  LNR Property Corp.                              29,700                   1,215
* Hecla Mining Co.                               204,200                   1,205
* Simpson Manufacturing Co.                       16,200                     725
* Interface, Inc.                                103,100                     572
* GrafTech International Ltd.                     44,200                     459
  Deltic Timber Corp.                             13,400                     384
* Rogers Corp.                                     7,300                     292
  AptarGroup Inc.                                  8,100                     290
* Lydall, Inc.                                    14,100                     168
  Brookfield Homes Corp.                           5,500                     119
* Avatar Holding, Inc.                             2,300                      75
                                                                         -------
                                                                         208,135
                                                                         -------
OTHER ENERGY (3.5%)
  St. Mary Land & Exploration Co.                731,500                  19,092
  Chesapeake Energy Corp.                      1,413,772                  16,866
  Sunoco, Inc.                                   334,900                  14,655
  CARBO Ceramics Inc.                            337,200                  14,162
* Grey Wolf, Inc.                              3,492,100                  11,210
* Unit Corp.                                     557,800                  10,816
* TETRA Technologies, Inc.                       475,800                  10,758
  Helmerich & Payne, Inc.                        398,000                  10,551
* Denbury Resources, Inc.                        720,800                   9,096
* IHC Caland NV                                  200,098                   8,537
  Patina Oil & Gas Corp.                         192,474                   8,119
* Core Laboratories NV                           467,700                   7,160
* Key Energy Services, Inc.                      791,000                   6,905
  XTO Energy, Inc.                               273,333                   6,470
* Comstock Resources, Inc.                       426,150                   6,362
* Evergreen Resources, Inc.                      192,400                   5,276
  Pogo Producing Co.                             115,600                   4,833
* Smith International, Inc.                      127,500                   4,747
* Newfield Exploration Co.                       113,200                   4,497
* Stone Energy Corp.                             108,000                   3,903
  Peabody Energy Corp.                           101,900                   3,396
* Ultra Petroleum Corp.                          173,100                   3,168
* FMC Technologies Inc.                          157,400                   3,161
* Houston Exploration Co.                         87,800                   3,073
* Tesoro Petroleum Corp.                         229,500                   2,616
  Vintage Petroleum, Inc.                        206,000                   2,379
* Plains Exploration &
    Production Co.                               174,200                   2,364
* Forest Oil Corp.                                97,000                   2,275
* Premcor, Inc.                                   96,000                   2,266
* Cimarex Energy Co.                             102,000                   2,086
* Prima Energy Corp.                              67,900                   1,889
* Oceaneering International, Inc.                 76,800                   1,771
  Frontier Oil Corp.                              96,900                   1,546
  Cabot Oil & Gas Corp.                           57,600                   1,472
* Tom Brown, Inc.                                 51,800                   1,400
* Remington Oil & Gas Corp.                       50,000                     893
* Varco International, Inc.                       38,100                     670
  Holly Corp.                                     26,700                     665
* Global Power Equipment
    Group Inc.                                   111,600                     660
* Spinnaker Exploration Co.                       21,100                     540
* Encore Acquisition Co.                           7,300                     168
                                                                         -------
                                                                         222,473
                                                                         -------
PRODUCER DURABLES (7.0%)
* Garmin Ltd.                                    457,500                  22,889
* Plantronics, Inc.                              781,600                  21,736
  Donaldson Co., Inc.                            376,200                  21,526
* Photon Dynamics, Inc.                          517,500                  19,572
* Mettler-Toledo International Inc.              500,400                  19,185
* Ultratech, Inc.                                512,400                  15,992
* Photronics Inc.                                730,900                  15,744
* AGCO Corp.                                     869,600                  15,653
* Moog Inc.                                      328,300                  13,920
* Triumph Group, Inc.                            408,200                  13,328
* MKS Instruments, Inc.                          498,700                  12,966
  Kennametal, Inc.                               337,500                  12,447
* Crown Castle International Corp.               868,600                  10,996
* Rudolph Technologies, Inc.                     379,215                   9,916
* Philippine Long Distance
    Telephone Co. ADR                            694,000                   9,577
* Palm Harbor Homes, Inc.                        513,293                   9,522
* LAM Research Corp.                             327,250                   9,405
  Lindsay Manufacturing Co.                      389,550                   9,034
  Ryland Group, Inc.                              98,100                   8,721
* American Tower Corp. Class A                   750,200                   8,702
* ASML Holding (New York)                        481,645                   8,453
* Hovnanian Enterprises Inc.
    Class A                                      102,400                   8,323

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXPLORER FUND                                     SHARES                   (000)
--------------------------------------------------------------------------------
* Zygo Corp.                                     540,200         $         8,135
* NVR, Inc.                                       16,600                   8,124
  Engineered Support
    Systems, Inc.                                109,200                   7,383
* DuPont Photomasks, Inc.                        296,600                   6,875
* KLA-Tencor Corp.                               107,725                   6,176
* ATMI, Inc.                                     246,600                   5,669
* Dionex Corp.                                   126,800                   5,394
* SpectraLink Corp.                              295,000                   5,192
* Polycom, Inc.                                  258,200                   5,172
  Ametek, Inc.                                    98,300                   4,625
  Cummins Inc.                                    90,600                   4,294
* United Defense Industries Inc.                 120,900                   3,917
* Applied Films Corp.                            120,000                   3,762
* Varian Semiconductor
    Equipment Associates, Inc.                    72,900                   3,525
  Graco, Inc.                                     86,600                   3,299
  HON Industries, Inc.                            78,800                   3,231
  CTS Corp.                                      280,800                   3,108
* Champion Enterprises, Inc.                     388,300                   2,757
* Interdigital Communications Corp.              156,900                   2,666
* Toll Brothers, Inc.                             72,200                   2,660
* Andrew Corp.                                   203,300                   2,659
* Cable Design Technologies Corp.                275,100                   2,652
* Kulicke & Soffa Industries, Inc.               179,800                   2,639
* Mykrolis Corp.                                 176,900                   2,609
* Joy Global Inc.                                122,600                   2,337
* Meritage Corp.                                  39,000                   2,305
  JLG Industries, Inc.                           186,100                   2,222
* Asyst Technologies, Inc.                       118,700                   2,214
  M/I Schottenstein Homes, Inc.                   52,700                   2,194
* Metrologic Instruments, Inc.                    85,200                   1,996
* Headwaters Inc.                                102,800                   1,926
* C-COR Electronics, Inc.                        186,300                   1,878
  Herman Miller, Inc.                             81,000                   1,861
  Lincoln Electric Holdings, Inc.                 76,100                   1,856
* Actuant Corp.                                   56,800                   1,831
* General Cable Corp.                            190,900                   1,812
  Cohu, Inc.                                      89,800                   1,802
* Power-One, Inc.                                198,800                   1,801
* Technitrol, Inc.                                75,400                   1,644
* Itron, Inc.                                     78,200                   1,602
  The Manitowoc Co., Inc.                         71,200                   1,545
  Helix Technology Corp.                          75,800                   1,361
  C & D Technologies, Inc.                        67,500                   1,345
* Audiovox Corp.                                 110,330                   1,324
* Electro Scientific Industries, Inc.             50,700                   1,245
* Teledyne Technologies, Inc.                     70,900                   1,169
* Rayovac Corp.                                   53,600                     881
  Cognex Corp.                                    32,700                     878
* Entegris Inc.                                   60,900                     801
* Semitool, Inc.                                  87,700                     800
  Curtiss-Wright Corp.                            10,200                     755
  Stewart & Stevenson
    Services, Inc.                                44,200                     739
* Cymer, Inc.                                     11,600                     530
  Roper Industries Inc.                            6,800                     336
* WilTel Communications, Inc.                      5,100                      90
* Optical Cable Corp.
    Warrants Exp. 10/24/2007                       8,892                      16
                                                                         -------
                                                                         449,226
                                                                         -------
TECHNOLOGY (22.5%)
  COMMUNICATIONS TECHNOLOGY (4.5%)
* Foundry Networks, Inc.                       1,874,800                  43,608
  ADTRAN Inc.                                    324,760                  22,093
* 3Com Corp.                                   2,566,500                  18,479
* WebEx Communications, Inc.                     830,200                  18,339
* Extreme Networks, Inc.                       2,000,600                  17,205
* Juniper Networks, Inc.                         851,300                  15,315
* Brocade Communications
    Systems, Inc.                              2,258,600                  14,794
* Comverse Technology, Inc.                      815,300                  14,708
* Sonus Networks, Inc.                         1,535,192                  12,604
* Avaya Inc.                                     747,700                   9,675
* TIBCO Software Inc.                          1,440,000                   9,274
  Scientific-Atlanta, Inc.                       302,900                   8,966
* Avocent Corp.                                  233,200                   8,815
* j2 Global Communications, Inc.                 307,000                   8,694
* CIENA Corp.                                  1,101,400                   7,060
* UTStarcom, Inc.                                207,300                   6,530
* Stratex Networks, Inc.                       1,850,600                   5,922
* KVH Industries, Inc.                           165,100                   4,613
* Ulticom, Inc.                                  431,300                   4,572
* Sycamore Networks, Inc.                        849,300                   4,247
* Tekelec                                        243,000                   3,910
  Black Box Corp.                                 90,548                   3,899
* Packeteer, Inc.                                212,600                   3,716
* Network Associates, Inc.                       237,665                   3,311
* Standard Microsystem Corp.                      82,600                   2,478
* Westell Technologies, Inc.                     292,700                   2,438
* Secure Computing Corp.                         165,000                   2,373
  Inter-Tel, Inc.                                 83,900                   2,113
* CommScope, Inc.                                119,500                   1,851
* Advanced Fibre
    Communications, Inc.                          57,400                   1,382
* SeaChange International, Inc.                   84,669                   1,304
* Enterasys Networks, Inc.                       313,200                   1,221
* Inet Technologies, Inc.                         86,200                   1,159
* Catapult Communications Corp.                   81,300                   1,108
  Bel Fuse, Inc. Class B                          15,500                     407

COMPUTER SERVICES SOFTWARE & Systems (6.8%)
* Red Hat, Inc.                                3,531,400                  53,112
* Hyperion Solutions Corp.                       669,400                  22,418

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXPLORER FUND                                     SHARES                   (000)
--------------------------------------------------------------------------------
 Digitas Inc.                                  2,126,100         $        18,497
* Citrix Systems, Inc.                           725,400                  18,338
* Acxiom Corp.                                 1,081,850                  17,201
* CACI International, Inc.                       257,300                  12,744
* Siebel Systems, Inc.                         1,008,200                  12,693
* ManTech International Corp.                    511,200                  12,504
* Sapient Corp.                                2,270,000                  12,440
* Electronics for Imaging, Inc.                  434,225                  11,767
* Ceridian Corp.                                 557,650                  11,711
* Agile Software Corp.                         1,059,200                  11,619
* Verity, Inc.                                   814,600                  11,445
* SonicWALL, Inc.                              1,380,000                  11,178
* Netscreen Technologies, Inc.                   419,900                  11,178
* Cognizant Technology
    Solutions Corp.                              217,900                   9,890
* The TriZetto Group, Inc.                     1,336,500                   9,088
* Openwave Systems Inc.                          687,367                   8,970
* Cadence Design Systems, Inc.                   570,000                   8,772
* Amdocs Ltd.                                    378,400                   8,120
* BEA Systems, Inc.                              537,300                   7,468
* Mentor Graphics Corp.                          445,700                   7,465
* Macromedia, Inc.                               388,900                   7,432
* Ascential Software Corp.                       278,795                   6,186
* Digital River, Inc.                            200,300                   5,484
* MicroStrategy Inc.                              96,500                   5,308
* At Road, Inc.                                  397,200                   5,124
* Borland Software Corp.                         540,900                   4,803
* MICROS Systems, Inc.                           117,100                   4,741
* ActivCard Corp.                                509,225                   4,303
* Altiris, Inc.                                  113,600                   3,906
* Dendrite International, Inc.                   255,500                   3,858
* Manhattan Associates, Inc.                     136,800                   3,809
* ANSYS, Inc.                                    102,800                   3,664
* Interwoven, Inc.                               913,900                   3,464
* Anteon International Corp.                      99,000                   3,380
* Informatica Corp.                              294,372                   3,209
* WatchGuard Technologies, Inc.                  548,500                   3,154
* PC-Tel, Inc.                                   284,500                   2,882
* Lionbridge Technologies, Inc.                  304,400                   2,749
* American Management
    Systems, Inc.                                185,046                   2,739
* Sybase, Inc.                                   145,300                   2,601
* Micromuse Inc.                                 318,000                   2,560
* Tier Technologies, Inc.                        246,000                   2,522
* Tyler Technologies, Inc.                       300,300                   2,378
* Compuware Corp.                                409,400                   2,301
* SPSS, Inc.                                     122,600                   2,231
* Macrovision Corp.                              100,200                   2,201
* Keane, Inc.                                    167,400                   2,200
* Opsware, Inc.                                  253,471                   2,109
* OPNET Technologies, Inc.                       142,535                   2,001
 Lawson Software Inc.                            237,000                   1,977
* Progress Software Corp.                         80,700                   1,781
* eCollege.com Inc.                               80,400                   1,744
* MSC.Software Corp.                             155,700                   1,604
* SERENA Software, Inc.                           89,500                   1,544
* F5 Networks, Inc.                               59,300                   1,483
* Zoran Corp.                                     88,800                   1,479
* EPIQ Systems, Inc.                              85,000                   1,437
  Autodesk, Inc.                                  74,000                   1,425
* Zomax Inc.                                     190,100                   1,177
* Pegasystems Inc.                               139,300                   1,060
* Novell, Inc.                                   176,700                   1,037
* Ariba, Inc.                                    240,800                     783
  Syntel, Inc.                                    31,000                     769
* Gartner, Inc. Class A                           52,500                     667
* Moldflow Corp.                                  53,300                     533
* Verint Systems Inc.                             21,700                     486
* Vignette Corp.                                 180,427                     453
* Rainbow Technologies, Inc.                      22,675                     279
* Datastream Systems, Inc.                        26,800                     208
* Group 1 Software, Inc.                           5,200                      94

COMPUTER TECHNOLOGY (3.8%)
* Maxtor Corp.                                 5,215,980                  71,302
* Western Digital Corp.                        2,711,400                  36,468
* Cray Inc.                                    1,702,600                  22,168
* Hutchinson Technology, Inc.                    657,300                  22,026
* Ingram Micro, Inc. Class A                   1,249,300                  18,490
* SanDisk Corp.                                  191,700                  15,451
* McDATA Corp. Class A                           794,465                   8,207
* Lexar Media, Inc.                              329,470                   7,548
* Synopsys, Inc.                                 222,000                   7,042
* RSA Security Inc.                              537,900                   6,977
* Emulex Corp.                                   212,075                   6,006
  Imation Corp.                                  131,500                   4,478
* Advanced Digital
    Information Corp.                            217,500                   3,534
* RadiSys Corp.                                  130,000                   2,542
* Stratasys, Inc.                                 51,300                   2,442
* Computer Network
    Technology Corp.                             238,000                   2,356
* UNOVA, Inc.                                     92,900                   2,017
* Adaptec, Inc.                                  203,300                   1,730
* Synaptics Inc.                                  18,800                     244

ELECTRICAL & ELECTRONICS (0.3%)
* Power Integrations, Inc.                       273,100                   9,509
* TTM Technologies, Inc.                         305,700                   4,922
* InVision Technologies, Inc.                    102,600                   2,788
* Benchmark Electronics, Inc.                     54,200                   2,641
* OSI Systems Inc.                                28,500                     524

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXPLORER FUND                                     SHARES                   (000)
--------------------------------------------------------------------------------
ELECTRONICS (1.0%)
* FLIR Systems, Inc.                             673,552         $        21,055
* Semtech Corp.                                  611,500                  13,575
* Avid Technology, Inc.                          231,800                  11,993
* Aeroflex, Inc.                                 781,600                   7,253
* Sanmina-SCI Corp.                              680,700                   7,181
* Daktronics, Inc.                               116,200                   1,800
* Parlex Corp.                                   168,600                   1,396

ELECTRONICS--OTHER (0.3%)
* Epcos AG ADR                                   784,900                  16,169

ELECTRONICS--SEMICONDUCTORS/COMPONENTS (5.1%)
* Fairchild Semiconductor
    Int1, Inc.                                 1,194,500                   6,996
* Agere Systems Inc.Class A                    5,772,400                  20,088
* DSP Group Inc.                                 797,700                  19,049
* Silicon Labortories Inc.                       344,400                  18,591
* Cypress Semiconductor Corp.                    693,300                  14,878
* PMC Sierra Inc.                                784,100                  14,247
* ON Semiconductor Corp.                       2,980,800                  12,817
* Exar Corp.                                     718,800                  11,565
* Rambu Inc.                                     450,359                  11,151
  PerkinElmer, Inc.                              588,500                  10,599
* GlobespanVirata, Inc.                        1,692,850                  10,428
* Amkor Technology, Inc.                         550,600                  10,379
* Artisan Components, Inc.                       501,400                  10,284
* Cree, Inc.                                     545,100                   9,681
* Skyworks Solutions, Inc.                       989,050                   8,563
* OmniVision Technologies                        148,600                   8,440
* Conexant Systems, Inc.                       1,370,902                   7,992
* ChipPAC, Inc.                                  853,800                   7,121
* Jabil Circut, Inc.                             235,675                   6,564
* Monolithic System
    Technology, Inc.                             763,500                   6,223
  Microchip Technology, Inc.                     188,840                   6,177
  AU Optronics Corp.ADR                          448,329                   6,088
* International Rectifier Corp.                  124,700                   5,952
* Silicon Storage Technology Inc.                486,300                   5,437
* Marvell Technology Group Ltd.                  119,150                   5,227
* Microsemi Corp.                                249,664                   5,168
* Silicon Image, Inc.                            660,075                   4,640
* LSI Logic Corp.                                493,500                   4,560
* Arrow Electronics                              210,700                   4,498
* MEMC Electronic Materials, Inc.                389,100                   4,358
* Virag Logic Corp.                              427,700                   4,234
* Actel Corp.                                    155,100                   4,185
* Integrated Circuit Systems,Inc.                 91,800                   3,082
* ESS Technology, Inc.                           197,500                   2,741
* Silicnix Inc.                                   35,657                   1,810
* Genesis Microchip, Inc.                        108,400                   1,797
* Lattice Semiconductor Corp.                    175,500                   1,369
* Pixwlworks, Inc.                               100,800                   1,218
* Planar Systems, Inc.                            37,822                     875
* Excel Technology, Inc.                          29,900                     842
* Applied Micro Circuits Corp.                   131,500                     765
* Vitesse Semiconductor Corp.                    108,500                     764
* Integrated Device Technology Inc.               38,900                     611
* Atmel Corp.                                     78,200                     441

ELECTRONICS--TECHNOLOGY (0.5%)
* Trimble Navigation, Ltd.                       520,496                  14,392
* Solectron Corp.                              2,343,400                  12,982
  Cubic Corp.                                     50,800                   1,443
* Herley Inductries Inc.                          63,700                   1,204
* DRS Technologies, Inc.                          46,228                   1,112

SCIENTIFIC EQUIPMENT & SUPPLIES (0.2%)
Applera Corp.-
  Applied Biosystems Group                       400,000                   9,232
* Varian, Inc.                                    72,800                   2,607
                                                                       ---------
                                                                       1,429,421
                                                                       ---------
UTILITIES (2.1%)
* Nextel Partners, Inc.                        2,680,000                  32,214
* Qwest Communications
   International Inc.                          4,625,600                  16,328
* General Communications, Inc.                 1,153,200                  11,371
* United GlobalCom Inc. Class A                1,525,300                  10,799
* Western Wireless Corp.
    Class A                                      426,700                   8,278
* AES Corp.                                      807,500                   7,066
* Cablevision Systems NY Group
    Class A                                      342,300                   6,914
* NII Holdings, Inc.                              82,500                   6,360
* Citizens Communications Co.                    431,300                   5,370
* Cincinnati Bell Inc.                           907,300                   4,958
  Energen Corp.                                  119,700                   4,413
* Commonwealth Telephone
    Enterprises, Inc.                             89,143                   3,633
  UGI Corp. Holding Co.                          111,550                   3,436
* Southwestern Energy Co.                        152,800                   2,964
* Boston Communications
    Group, Inc.                                  304,581                   2,869
* NTL Inc.                                        37,500                   2,315
* Intrado Inc.                                   123,500                   2,233
* Talk America Holdings, Inc.                    171,253                   2,137
* IDT Corp.                                       93,900                   1,742
* Time Warner Telecom Inc.                        81,000                     838
* IDT Corp. Class B                               25,100                     480
Surewest Communications                            2,209                      88
                                                                         -------
                                                                         136,806
                                                                         -------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EXPLORER FUND                                     SHARES                   (000)
--------------------------------------------------------------------------------
OTHER (0.3%)
  Brunswick Corp.                                512,700         $        15,212
  Lancaster Colony Corp.                         124,800                   4,956
  GenCorp, Inc.                                   33,100                     313
                                                                          ------
                                                                          20,481
                                                                          ------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (COST $4,579,052)                                                     5,855,700
--------------------------------------------------------------------------------
                                                    FACE
                                                  AMOUNT
                                                   (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (11.4%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(3)   1.05%, 1/20/2004                          $ 16,000                  15,964
(3)  1.05%, 1/21/2004                              3,000                   2,993
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.06%, 11/3/2003                               571,927                 571,927
  1.06%, 11/3/2003-NOTE G                        135,019                 135,019
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $725,903)                                                        725,903
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.1%)
  (Cost $5,304,955)                                                    6,581,603
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.1%)
--------------------------------------------------------------------------------
(3)Other Assets--Note C                                                   91,118
Security Lending Collateral
  Payable to Brokers--Note G                                           (135,019)
Other Liabilities                                                      (154,857)
                                                                       ---------
                                                                       (198,758)
                                                                       ---------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $6,382,845
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 5.7%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $42,571,000.
(3)Securites with an aggregate value of $18,957,000 and cash of $2,616,000 have been segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $5,705,040
Accumulated Net Investment Losses                                        (5,919)
Accumulated Net Realized Losses                                        (602,605)
Unrealized Appreciation
  Investment Securities                                                1,276,648
  Futures Contracts                                                        9,681
--------------------------------------------------------------------------------
NET ASSETS                                                            $6,382,845
================================================================================

Investor Shares--Net Assets
Applicable to 89,637,790 outstanding $.001
    par value shares of beneficial
    (unlimited authorization)                                         $5,662,149
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                          $63.17
================================================================================

Admiral Shares--Net Assets
Applicable to 12,275,255 outstanding $.001
   par value shares of beneficial interest
  (unlimited authorization)                                             $720,696
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                          $58.71
================================================================================
See Note E in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                                   EXPLORER FUND
                                                     YEAR ENDED OCTOBER 31, 2003
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                             $ 21,773
  Interest                                                                 4,712
  Security Lending                                                         1,564
--------------------------------------------------------------------------------
Total Income                                                              28,049
--------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees--Note B
  Basic Fee                                                                9,247
  Performance Adjustment                                                   3,181
The Vanguard Group--Note C
  Management and Administrative
   Investor Shares                                                        17,116
   Admiral Shares                                                          1,287
Marketing and Distribution
   Investor Shares                                                           537
   Admiral Shares                                                             47
Custodian Fees                                                                92
Auditing Fees                                                                 16
Shareholders' Reports and Proxies
   Investor Shares                                                           256
   Admiral Shares                                                              1
Trustees' Fees and Expenses                                                    7
--------------------------------------------------------------------------------
   Total Expenses                                                         31,787
   Expenses Paid Indirectly--Note D                                        (758)
--------------------------------------------------------------------------------
   Net Expenses                                                           31,029
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (2,980)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
   Investment Securities Sold*                                          (81,646)
   Futures Contracts                                                      57,598
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                (24,048)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   Investment Securities                                               1,697,798
   Futures Contracts                                                      13,634
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       1,711,432
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $1,684,404
================================================================================
*Realized   net  gain  (loss)  from   affiliated   companies  of  the  fund  was
$(8,520,000).

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                                            EXPLORER FUND
                                                        ------------------------
                                                        YEAR ENDED OCTOBER 31,
                                                        ------------------------
                                                              2003          2002
                                                             (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income (Loss)                          $ (2,980)       $ (332)
   Realized Net Gain (Loss)                               (24,048)     (380,998)
   Change in Unrealized Appreciation (Depreciation)      1,711,432     (270,988)
--------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting
   from Operations                                       1,684,404     (652,318)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                          (389)       (8,068)
    Admiral Shares                                           (309)         (188)
  Realized Capital Gain
    Investor Shares                                             --            --
    Admiral Shares                                              --            --
--------------------------------------------------------------------------------
   Total Distributions                                       (698)       (8,256)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE H
   Investor Shares                                         717,013         9,090
   Admiral Shares                                          257,582       379,967
--------------------------------------------------------------------------------
   Net Increase (Decrease) from Capital
       Share Transactions                                  974,595       389,057
--------------------------------------------------------------------------------
  Total Increase (Decrease)                              2,658,301     (271,517)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                    3,724,544     3,996,061
--------------------------------------------------------------------------------
  End of Period                                         $6,382,845    $3,724,544
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.


-----------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED OCTOBER 31,
                                                                -------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2003      2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 44.60   $ 51.91  $ 77.28   $61.49   $49.60
-----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income (Loss)                            (.012)    (.005)      .15      .25      .21
  Net Realized and Unrealized Gain (Loss) on Investment   18.587   (7.200)  (11.36)    23.80    12.18
-----------------------------------------------------------------------------------------------------
 Total from Investment Operations                         18.575   (7.205)  (11.21)    24.05    12.39
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                    (.005)    (.105)    (.25)    (.23)    (.20)
  Distributions from Realized Capital Gains                   --        --   13.91)   (8.03)    (.30)
-----------------------------------------------------------------------------------------------------
  Total Distributions                                     (.005)    (.105)  (14.16)   (8.26)    (.50)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $ 63.17   $ 44.60  $ 51.91   $77.28   $61.49
=====================================================================================================
TOTAL RETURN                                              41.65%   -13.93%  -16.22%   42.56%   25.14%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                  $ 5,662   $ 3,432  $ 3,996   $4,566   $2,484
   Ratio of Total Expenses to Average Net Assets           0.72%     0.70%    0.72%    0.71%    0.74%
   Ratio of Net Investment Income (Loss) to
     Average Net Assets                                  (0.08%)    0.01%)    0.24%    0.36%    0.36%
   Portfolio Turnover Rate                                   77%       69%      77%     123%      79%
=====================================================================================================

EXPLORER FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                          YEAR           NOV. 12
                                                         ENDED          2001* TO
                                                      OCT. 31,          OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            2003              2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $41.43            $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .064              .035
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      17.259           (8.498)
--------------------------------------------------------------------------------
    Total from Investment Operations                    17.323           (8.463)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.043)            (.107)
  Distributions from Realized Capital Gains                 --                --
--------------------------------------------------------------------------------
  Total Distributions                                   (.043)            (.107)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $58.71            $41.43
================================================================================
TOTAL RETURN                                            41.85%           -16.98%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $721              $293
  Ratio of Total Expenses to Average Net Assets          0.57%           0.61%**
  Ratio of Net Investment Income to Average Net Assets   0.05%           0.13%**
  Portfolio Turnover Rate                                  77%               69%
================================================================================
*Inception.
**Annualized.


SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares were first issued on November 12, 2001, and are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. FUTURES CONTRACTS: The fund uses S&P MidCap 400 and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

3. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Granahan Investment Management, Inc., Wellington Management Company, llp, Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"), and Chartwell Investment Partners each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of each advisor are subject to quarterly adjustments based on performance for the preceding three years relative to the Russell 2000 Growth Index for periods prior to January 31, 2003, and their new benchmark, the Russell 2500 Growth Index, beginning January 31, 2003. The benchmark changes will be fully phased in by January 2006.

     The Vanguard Group provides investment advisory services to a portion of the fund on an at-cost basis; the fund paid Vanguard advisory fees of $532,000 for the year ended October 31, 2003.

     For the year ended October 31, 2003, the aggregate investment advisory fee represented an effective annual basic rate of 0.20% of the fund's average net assets before an increase of $3,181,000 (0.07%) based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2003, the fund had contributed capital of $944,000 to Vanguard (included in Other Assets), representing 0.01% of the fund's net assets and 0.94% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund's management and administrative expenses. For the year ended October 31, 2003, these arrangements reduced the fund's expenses by $758,000 (an annual rate of 0.02% of average net assets).

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     For tax purposes, the fund had a net operating loss of $1,750,000 for the year ended October 31, 2003; this amount has been reclassified from accumulated net investment losses to paid-in capital.

     The fund had available realized losses of $591,459,000 to offset future net capital gains of $201,887,000 through October 31, 2009, $378,066,000 through October 31, 2010, and $11,506,000 through October 31, 2011.

     At October 31, 2003, net unrealized appreciation of investment securities for tax purposes was $1,276,648,000, consisting of unrealized gains of $1,472,089,000 on securities that had risen in value since their purchase and $195,441,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2003, the aggregate settlement value of open futures contracts expiring in December 2003 and the related unrealized appreciation were:

--------------------------------------------------------------------------------
                                                           (000)
                                             -----------------------------------
                                               AGGREGATE              UNREALIZED
                              NUMBER OF       SETTLEMENT            APPRECIATION
FUTURES CONTRACTS        LONG CONTRACTS            VALUE          (DEPRECIATION)
--------------------------------------------------------------------------------
S&P MidCap 400 Index                445         $122,030                  $5,855
Russell 2000 Index                  908          239,871                   3,826
--------------------------------------------------------------------------------

Unrealized appreciation on open futures contracts is required to be treated as realized gain for tax purposes.

F. During the year ended October 31, 2003, the fund purchased $4,008,370,000 of investment securities and sold $3,196,521,000 of investment securities, other than temporary cash investments.

G. The market value of securities on loan to broker/dealers at October 31, 2003, was $126,625,000, for which the fund held cash collateral of $135,019,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan.

H. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                                YEAR ENDED OCTOBER 31,
                                    --------------------------------------------
                                          2003                     2002
                                    --------------------    --------------------
                                    AMOUNT      SHARES      AMOUNT        SHARES
                                     (000)       (000)       (000)         (000)
--------------------------------------------------------------------------------
Investor Shares

Issued                          $1,492,083      28,092 $ 1,165,688        21,456

Issued in Lieu of Cash                 380           8       7,898           133
  Distributions

Redeemed                         (775,450)    (15,403) (1,164,496)      (21,632)
                             ---------------------------------------------------
  Net Increase (Decrease)--
    Investor Shares               717,013      12,697       9,090          (43)
                             ---------------------------------------------------
Admiral Shares

  Issued                           374,098       7,567     434,053         8,238

  Issued in Lieu of Cash               287           7         169             3

  Redeemed                       (116,803)     (2,363)    (54,255)       (1,177)
                                ------------------------------------------------
  Net Increase (Decrease)--
    Admiral Shares                 257,582       5,211     379,967         7,064
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of Vanguard Explorer Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Explorer Fund (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 8, 2003

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

------------------------------------------------------------------------------------------------------------
                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (112)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (112)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (112)                Chairman (JanuarySeptember 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (112)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL TRUSTEE              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (110)                Director of Vanguard Investment Series plc (Irish invest-ment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (112)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (112)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceuti-cal distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. Gregory Barton     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (112)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
Thomas J. Higgins     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (112)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

[SHIP]
[THE VANGUARD GROUP(R) LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600


Vanguard, The Vanguard Group, Vanguard.com, Admiral, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER

The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM. Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR
ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR
SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

                                               (C) 2003 THE VANGUARD GROUP, INC.
                                               ALL RIGHTS RESERVED.
                                               VANGUARD MARKETING
                                               CORPORATION, DISTRIBUTOR.

                                               Q240 122003

ITEM 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

ITEM 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant's Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.


ITEM 4: Not applicable.

ITEM 5: Not applicable.

ITEM 6: Reserved.

ITEM 7: Not applicable.

ITEM 8: Reserved.

ITEM 9: CONTROLS AND PROCEDURES.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant's internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: EXHIBITS.  The following exhibits are attached hereto:
         (a) code of ethics
         (b) certifications

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      VANGUARD EXPLORER FUND

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: December 12, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      VANGUARD EXPLORER FUND

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: December 12, 2003

      VANGUARD EXPLORER FUND

BY:_____________(signature)________________
               (HEIDI STAM)
            THOMAS J. HIGGINS*
               TREASURER

Date: December 12, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.